Stockholders' Equity - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Shares
Beginning balance (in shares)	5,759
Granted (in shares)	338
Exercised (in shares)	(921)
Forfeited and expired (in shares)	(76)
Ending balance (in shares)	5,100	5,759
Weighted-Average Exercise Price
Beginning balance (in dollars per share)	$ 75.24
Granted (in dollars per share)	89.16
Exercised (in dollars per share)	37.71
Forfeited and expired (in dollars per share)	71.82
Ending balance (in dollars per share)	$ 82.85	$ 75.24
Stock Options Additional Disclosures
Balance (years)	6 years	6 years 7 months 6 days
Outstanding, ending balance	$ 201,091
Options exercisable at ending balance (in shares)	4,044
Options exercisable at ending balance (in dollars per share)	$ 87.02
Options exercisable at ending period (years)	5 years 4 months 24 days
Options exercisable, ending balance	$ 157,118